Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,320,000.00
Total Fee Amount	596.60
Total Offset Amount	0.00
Net Fee	$ 596.60
Offering Table N/A
Offset Table N/A	N/A